AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2019

No. 333-221046

No. 811-23304

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 48	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED

SELF-INDEXED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 31, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 47 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating August 31, 2019 as the new effective date for Post-Effective Amendment No. 39 to the Trust’s Registration Statement, which was filed on May 3, 2019 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment No. 46 to the Trust’s Registration Statement filed on July 3, 2019. This Amendment relates solely to Invesco BulletShares 2027 High Yield Corporate Bond ETF and Invesco BulletShares 2029 Corporate Bond ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of the Post-Effective Amendment No. 39 to the Trust’s Registration Statement, which was filed on May 3, 2019 and Part C of Post-Effective Amendment No. 43 to the Trust’s Registration Statement, which was filed on May 24, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 1st day of August, 2019.

Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	August 1, 2019
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	August 1, 2019
Kelli Gallegos

/s/ Anna Paglia	Secretary	August 1, 2019
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	August 1, 2019
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	August 1, 2019
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	August 1, 2019
Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.	Trustee	August 1, 2019
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	August 1, 2019
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	August 1, 2019
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	August 1, 2019
Yung Bong Lim

**/s/ Joanne Pace	Trustee	August 1, 2019
Joanne Pace

*/s/ Gary R. Wicker	Trustee	August 1, 2019
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	August 1, 2019
Donald H. Wilson

*By: /s/ Anna Paglia		August 1, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with the Trust’s Initial Registration Statement and incorporated by reference herein.
**	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment No. 44 to the Trust’s Registration Statement and incorporated by reference herein.